Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING PO
LICIE
S
Basis of Presentation
The accompanying Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and in accordance with the instructions to Form
10-Q
and Article 8 of Regulation
S-X
of the Securities and Exchange Commission (the “SEC”). Certain information or footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying Financial Statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair statement of the financial position, operating results and cash flows for the periods presented.
The accompanying Financial Statements should be read in conjunction with the Company’s Annual Report on Form
10-K
for the year ended December 31, 2023 as filed with the SEC on April 1, 2024, which contains the audited financial statements and notes thereto. The financial information as of December 31, 2023 is derived from the audited financial statements presented in the Company’s Annual Report on Form
10-K
for the year ended December 31, 2023. The interim results for the three and nine months ended September 30, 2024 are not necessarily indicative of the results to be expected for the year ending December 31, 2024 or for any future interim periods
Emerging Growth Company
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies.
Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company, which is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those esti mat
es.

Cash and Cash Equivalents
The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents.
Marketable Securities Held in Trust Account
Following the closing of the Initial Public Offering on January 18, 2022, an amount of $191,647,500 from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants were placed in the Trust Account and may be invested only in U.S. government securities with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule
2a-7
under the Investment Company Act which invest only in direct U.S. government treasury obligations. The Trust Account is intended as a holding place for funds pending the earliest to occur of: (i) the completion of the initial Business Combination; (ii) the redemption of any public shares properly submitted in connection with a shareholder vote to amend the Company’s amended and restated certificate of incorporation (A) to modify the substance or timing of the Company’s obligation to redeem 100% of the public shares if the Company does not complete the initial Business Combination within 12 months from the closing of the Initial Public Offering or (B) with respect to any other provision relating to shareholders’ rights or pre-initial
Business Combination activity; or (iii) absent an initial Business Combination within 12 months from the closing of the Initial Public Offering, the return of the funds held in the Trust Account to the public shareholders as part of redemption of the public shares.
Net Income (Loss) Per Ordinary Share
The statements of operations include a presentation of income (loss) per Class A redeemable ordinary shares and income (loss) per non-redeemable
Class A and Class B ordinary shares following the
two-class
method of income per common stock. In order to determine the net income (loss) attributable to both the Class A redeemable ordinary shares and non-redeemable
Class A and Class B ordinary shares, the Company first considered the total income (loss) allocable to both sets of stock. This is calculated using the total net income (loss) less any dividends paid. For purposes of calculating net income (loss) per share, any remeasurement of the Class A ordinary shares subject to possible redemption was treated as dividends paid to the public shareholders. Subsequent to calculating the total income (loss) allocable to both sets of shares, the Company split the amount to be allocated using the total number of shares outstanding for each share class at each respective period, before and after redemptions and conversions, for the three and six months ended September 30, 2024 and 2023, reflective of the respective participation rights.
The following tables reflect the calculation of basic and diluted net income (loss) p
e
r ordinary shares for the three and six months ended S
eptemb
er 30, 2024 (in dollars, except per share amounts):

For the Three Months Ended September 30, 2024
Net loss	$(132,909)
Remeasurement of temporary equity to redemption value	(610,118)

Net loss including remeasurement of temporary equity to red e mption value	$(743,027)

	For the Three Months Ended September 30, 2024
	Class A Redeemable	Class A Non-redeemable	Class B Non-redeemable
Total number of shares	1,372,687	4,743,749	1
Basic and diluted net income (loss) per share
Numerator:
Allocation of net loss including remeasurement of temporary equity to redemption value based on ownership percentage	$(278,639)	$(464,388)	$0
Deemed dividend for remeasurement of temporary equity to redemption value	610,118	—	—

Total net income (loss) allocated by class	$331,479	$(464,388)	$0

Denominator:
Weighted-average shares outstanding	3,220,241	4,743,749	1
Basic and diluted net income (loss) per share	$0.10	$(0.10)	$(0.10)

For the Nine Months Ended September 30, 2024
Net income	$437,633
Remeasurement of temporary equity to redemption value	(2,399,140)

Net loss including remeasurement of temporary equity to redemption value	$(1,961,507)

	For the Nine Months Ended September 30, 2024
	Class A Redeemable	Class A Non-redeemable	Class B Non-redeemable
Total number of shares	1,372,687	4,743,749	1
Basic and diluted net inc om e (loss) per share
Numerator:
Allocation of net loss including remeasurement of temporary equity to redemption value based on ownership percentage	$(889,701)	$(1,071,806)	$0
Deemed dividend for remeasurement of temporary equity to redemption value	2,399,140	—	—

Total net income (loss) allocated by class	$1,509,439	$(1,071,806)	$0

Denominator:
Weighted-average shares outstanding	4,251,096	4,743,749	1
Basic and diluted net income (loss) per share	$0.36	$(0.23)	$(0.23)

The following tables reflect the calculation of basic and diluted net income (loss) per ordinary shares for the three and six months ended September 30, 2023 (in dollars, except per share amounts):

For the Three Months Ended September 30, 2023
Net income	$857,708
Remeasurement of temporary equity to redemption value	(1,380,072)

Net loss including remeasurement of temporary equity to redemption value	$(522,364)

	For the Three Months Ended September 30, 2023
	Class A Redeemable	Class A Non-redeemable	Class B Non-redeemable
Total number of shares	4,772,187	4,743,749	1
Basic and diluted net income (loss) per share
Numerator:
Allocation of net income including remeasurement of temporary equity to redemption value based on ownership percentage	$(306,030)	$(201,572)	$(14,762)
Deemed dividend for remeasurement of temporary equity to redemption value	1,380,072	—	—

Total net income (loss) allocated by class	$1,074,042	$(201,572)	$(14,762)

Denominator:
Weighted-average shares outstanding	8,786,025	4,073,437	670,313
Basic and diluted net income (loss) per share	$0.12	$(0.05)	$(0.02)

For the Nine Months Ended September 30, 2023
Net income	$4,569,632
Remeasurement of temporary equity to redemption value	(5,804,241)

Net loss including remeasurement of temporary equity to redemption value	$(1,234,609)

	For the Nine Months Ended September 30, 2023
	Class A Redeemable	Class A Non-redeemable	Class B Non-redeemable
Total number of shares	4,772,187	4,743,749	1
Basic and diluted net income (loss) per share
Numerator:
Allocation of net income including remeasurement of temporary equity to redemption value based on ownership percentage	$(875,826)	$(201,572)	$(157,211)
Deemed dividend for remeasurement of temporary equity to redemption value	5,804,241	—	—

Total net income (loss) allocated by class	$4,928,415	$(201,572)	$(157,211)

Denominator:
Weighted-average shares outstanding	15,541,353	1,372,733	3,371,017
Basic and diluted net income (loss) per share	$0.32	$(0.15)	$(0.05)
Fair value of Financial Instruments
ASC Topic 820, Fair Value Measurement, defines fair value as the amount that would be received to sell an asset or paid to transfer a li abil
ity, in an orderly transaction between market participants.
Fair value measurements are classified on a three-tier hierarchy as follows:

•	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

•
Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•
Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as calculations derived from valuation techniques in which one or more significant inputs or significant value drivers are observable.

In many cases, if a valuation technique used to measure fair value includes inputs from multiple levels of the fair value hierarchy described above, the lowest level of significant input determines the placement of the entire fair value measurement in the hierarchy.
The fair value of the Company’s assets and liabilities, which qualify as financial instruments approximates the carrying amounts represented in the balance sheet, primarily due to its short-term nature.
Derivative Financial Instruments
The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC Topic 815, Derivatives and Hedging. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value on the grant date and is then re-valued
at each reporting date, with changes in the fair value reported in the statements of operations. The classification of derivative instruments, including whether
s
uch
instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative liabilities are classified in the balance sheet as current or non-current
based on whether or not
net-cash
settlement or conversion of the instrument could be required within 12 months of the balance sheet date.
Warrants and Rights
The Company accounts for the public and private warrants and rights as either equity-classified
or
liability-classified instruments based on an assessment of the instruments’ specific terms and applicable authoritative guidance in FASB ASC Topic 480, “Distinguishing Liabilities from Equity” (“ASC 480”) and FASB ASC Topic 815, “Derivatives and Hedging” (“ASC 815”). Pursuant to the Company’s evaluation, the Company concluded that the public and private warrants and rights do not meet the criteria to be accounted for as liability under ASC 480. The Company further evaluated the public and private warrants and rights under “ASC
815-40,
Derivatives and Hedging — Contracts in Entity’s Own Equity” (“ASC
815-40”)
and concluded that the public warrants, private placement warrants and rights are indexed to the Company’s own stock and meet the criteria to be classified in shareholders’ deficit.
Ordinary Shares Subject to Possible Redemption
Ordinary shares subject to mandatory redemption (if any) are classified as a liability instrument and is measured at fair value. Conditionally redeemable ordinary shares (including ordinary shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, ordinary shares are classified as shareholders’ equity. The Company’s ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events. In connection with the shareholders’ vote at the Special meeting of shareholders held by the Company on June 29, 2023, 14,202,813 Class A ordinary shares were tendered for redemption for an aggregate value of $149,486,187 and distributed from the Trust Account on July 26, 2023. In connection with the shareholders’ vote at the Annual Meeting of the shareholders held by the Company on August 18, 2024, 3,399,500 Class A ordinary shares were tendered for redemption at an aggregate value of $38,596,223 and distributed from the Trust Account on August 21, 2024. Accordingly, at September 30, 2024, 1,372,687 shares of Class A ordinary shares subject to possible redemption is presented, at redemption value equal to the amount held in the Trust Account, as temporary equity, outside of the shareholders’ deficit section of the Company’s balance sheet.
The proceeds of the offering were allocated to the Class A ordinary shares and the Public Warrants and Rights based on their relative fair values. The Company recognizes changes in redemption value of Class A ordinary shares subject to possible redemption immediately as they occur and adjusts the carrying value of redeemable ordinary shares to equal the redemption value at the end of each reporting period. Such changes are reflected in additional paid-in
capital, or in the absence of additional capital, in accumulated deficit. The Company has recorded remeasurements of
$610,118
 and
$1,380,072
 for the three months ended September 30, 2024 and 2023, respectively, and
$2,399,140
 and
$5,804,241
 for the nine months ended September 30, 2024 and 2023, respectively.
Income taxes
The Company accounts for income taxes in accordance with the provisions of ASC Topic 740, “Income Taxes” (“ASC 740”). Under the asset and liability, method as required by this accounting standard, deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the carrying amounts of assets and liabilities in the financial statements and their respective tax basis. Deferred tax assets and liabilities are measured using enacted income tax rates expected to apply to the period when assets are realized or liability is settled. Any effect on deferred tax assets and liabilities of a change in tax rates is recognized in the operation of statement in the period that includes the enactment date. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

ASC 740 prescribes a comprehensive model for how companies should recognize, measure, present, and disclose in their financial statements uncertain tax positions taken or expected to be taken on a tax return. Under ASC 740, tax positions must initially be recognized in the financial statements when it is more likely than not the position will be sustained upon examination by the tax authorities. Such tax positions must initially and subsequently be measured as the largest amount of tax benefit that has a greater than
50
% likelihood of being realized upon ultimate settlement with the tax authority assuming full knowledge of the position and relevant facts. There were no
unrecognized tax benefits as of September 30, 2024 or December 31, 2023. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense.
No
amounts were accrued for the payment of interest and penalties as of September 30, 2024 or December 31, 2023. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.
The Company is considered an exempted Cayman Islands Company and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States. As such, the Company’s tax provision was zero for the period presented.
Covenant Fees
Pursuant to the Merger Agreement, Fusemachines is covenanted to deliver to the Company its audited financial statements for the twelve mo
nth periods ended December 31, 2023 and 2022 (the “Fusemachines Audited Financial Statements”) for inclusion in the registration statement on Form
S-4
to be filed by the Company in connection with the Business Combination (the “Registration Statement”), and that such Fusemachines Audited Financial Statements have been prepared in conformity with U.S. GAAP applied on a consistent basis and in accordance with the requirements of the Public Company Accounting Oversight Board for public companies. Fusemachines has covenanted to provide the Fusemachines Audited Financial Statements no later than February 29, 2024, or incur delay fees in the amount equal to $35,000 for the first one-month
delay to March 31, 2024
(pro-rated
for a partial month), $50,000 for the second
one-month
delay to April 30, 2024 and thereafter $70,000 for each subsequent one-month
delay
(pro-rated
for any partial month). Fusemachines provided the Fusemachines Audited Financial Statements to the Company in September 2024. As such, the Company has recorded $210,000 and $435,000 of covenant fees as other income on the condensed consolidated statements of operations for the three and nine months ended September 30, 2024, respectively, and as an other receivable on the condensed consolidated balance sheets as of September 30, 2024. Collection of the covenant fees is not probable as of September 30, 2024. As such, the Company established a reserve for credit losses against the other receivable. The Company has recorded $210,000 and $435,000 to credit losses as other expense on the condensed consolidated statements of operations for the three and nine months ended September 30, 2024, respectively.
Related Parties
Parties, which can be a corporation or individual, are considered to be related if the Company has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Companies are also considered to be related if they are subject to common control or common significant influence.
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed Federally insured limits. Exposure to cash and cash equivalents credit risk is reduced by placing such deposits with major financial institutions and monitoring their credit ratings. At September 30, 2024 and December 31, 2023, the Company had not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Recent Accounting Pronouncements
In December 2023, the FASB issued ASU
No. 2023-09,
Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU
2023-09”),
which will require the Company to disclose specified additional information in its income tax rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold. ASU
2023-09
will also require the Company to disaggregate its income taxes paid disclosure by federal, state and foreign taxes, with further disaggregation required for significant individual jurisdictions. ASU
2023-09
will become effective for annual periods beginning after December 15, 2024. The Company is still reviewing the impact of ASU
2023-09.
The Company has considered all new accounting pronouncements and has concluded that there are no additional new pronouncements that may have a material impact on the results of operations, financial condition, or cash flows, based on the current information.

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and in accordance with the rules and regulations of the Securities and Exchange Commission (the “SEC
”
).

Emerging Growth Company
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies.
Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s consolidated financial statements with another public company, which is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.
Cash and Cash Equivalents
The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents.
Marketable Securities Held in Trust Account
Following the closing of the Initial Public Offering on January 18, 2022, an amount of $191,647,500 from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants were placed in the Trust Account and may be invested only in U.S. government securities with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule
2a-7
under the Investment Company Act which invest only in direct U.S. government treasury obligations. The Trust Account is intended as a holding place for funds pending the earliest to occur of: (i) the completion of the initial Business Combination; (ii) the redemption of any public shares properly submitted in connection with a shareholder vote to amend the Company’s amended and restated certificate of incorporation (A) to modify the substance or timing of the Company’s obligation to redeem 100% of the public shares if the Company does not complete the initial Business Combination within 12 months from the closing of the Initial Public Offering or (B) with respect to any other provision relating to shareholders’ rights or pre-initial
Business Combination activity; or (iii) absent an initial Business Combination within 12 months from the closing of the Initial Public Offering, the return of the funds held in the Trust Account to the public shareholders as part of redemption of the public shares.

Offering Costs Associated with the Initial Public Offering
Offering costs consist principally of professional and registration fees incurred through the balance sheet date that are related to the Initial Public Offering. Offering costs are charged to shareholders’ equity or the statement of operations based on the relative value of the Public Warrants and the rights to the proceeds received from the Units sold upon the completion of the Initial Public Offering. Accordingly, on January 18, 2022, offering costs totaling $11,447,015 were allocated to the Class A ordinary shares, Public Warrants and rights in the amounts of $10,392,952, $272,919 and $781,144, respectively.
Net Income (Loss) Per Ordinary Share
The consolidated statements of operations include a presentation of income
(loss) per Class A redeemable ordinary shares and income (loss) per non-redeemable
Class A and Class B ordinary shares following the
two-class
method of income per common stock. In order to determine the net income (loss) attributable to both the Class A redeemable ordinary shares and non-redeemable
Class A and Class B ordinary shares, the Company first considered the total income (loss) allocable to both sets of stock. This is calculated using the total net income (loss) less any dividends paid. For purposes of calculating net income (loss) per share, any remeasurement of the Class A ordinary shares subject to possible redemption was treated as dividends paid to the public shareholders. Subsequent to calculating the total income (loss) allocable to both sets of shares, the Company split the amount to be allocated using the total number of shares outstanding for each share class at each respective period, before and after redemptions and conversions, for the year ended December 31, 2023, reflective of the respective participation rights. The Company split the amount to be allocated using a ratio of 80% for the Class A redeemable ordinary shares and 20% for the non-redeemable
Class A and Class B ordinary shares for the year ended December 31, 2022, reflective of the respective participation rights.
The following tables reflect the calculation of basic and diluted net income (loss) per ordinary shares for the year ended December 31, 2023 (in dollars, except per share amounts):

For the Year Ended
December 31, 2023
Net income	$4,626,782
Less: Remeasurement of Class A redeemable shares to redemption value	(6,695,220)

Net loss including remeasurement of temporary equity to redemption value	$(2,068,438)

	For the Year Ended
	December 31, 2023
	Class A Redeemable	Class A Non-Redeemable	Class B Non-Redeemable
Total number of shares	4,772,187	4,743,749	1
Basic and diluted net income (loss) per share
Numerator:
Allocation of net loss including remeasurement of temporary equity to redemption value based on ownership percentage	$(1,293,986)	$(617,240)	$(157,212)
Deemed dividend for remeasurement of temporary equity to redemption value	6,695,220	—	—

Total net income (loss) allocated by class	$5,401,234	$(617,240)	$(157,212)

Denominator:
Weighted average shares outstanding	12,826,933	2,222,414	2,521,336
Basic and diluted net income (loss) per share	$0.42	$(0.28)	(0.06)
The following tables reflec
t t
he calculation of basic and diluted net income (loss) per ordinary shares for the year ended December 31, 202
2
 (in dollars, except per share amounts):

For the Year Ended
December 31, 2022
Net income	$2,057,255
Less: Remeasurement of Class A redeemable shares to redemption value	(32,883,377)

Net loss including remeasurement of temporary equity to redemption value	$(30,826,122)

	For the Year Ended
	December 31, 2022
	Class A Redeemable	Class A Non-Redeemable	Class B Non-Redeemable
Total number of shares	18,975,000	—	4,743,750
Basic and diluted net income (loss) per share
Numerator:
Allocation of net loss including remeasurement of temporary equity to redemption value based on ownership percentage	$(24,658,782)	$—	$(6,167,340)
Deemed dividend for remeasurement of temporary equity to redemption value	32,883,337	—
Total net income (loss) allocated by class	$8,224,595	$—	$(6,167,340)
Denominator:
Weighted average shares outstanding	18,091,233	—	4,743,750
Basic and diluted net income (loss) per share	$0.45	$—	(1.30)
Fair Value of Financial Instruments
ASC Topic 820, Fair Value Measurement, defines fair value as the amount that would be received to sell an asset
or
paid
to transfer a liability, in an orderly transaction between market participants.
Fair value measurements are classified on a three-tier hierarchy as follows:

•	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

•
Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•
Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as calculations derived from valuation techniques in which one or more significant inputs or significant value drivers are observable.

In many cases, if a valuation technique used to measure fair value includes inputs from multiple levels of the fair value hierarchy described above, the lowest level of significant input determines the placement of the entire fair value measurement in the hierarchy.
The fair value of the Company’s assets and liabilities, which qualify as financial instruments approximates the carrying amounts represented in the consolidated
balance sheet
s
, primarily due to its short-term nature.
Derivative Financial Instruments
The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC Topic 815, Derivatives and Hedging. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value on the grant date and is then re-valued
at each
reporting
date, with changes in the fair value reported in the consolidated statements of operations. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative liabilities are classified in the consolidated
balance sheets as current or
non-current
based on whether or not
net-cash
settlement or conversion of the instrument could be required within 12 months of the balance sheet date.
Warrants and Rights
The Company accounts for the public and private warrants and rights as either equity-classified or liability-classified instruments based on an assessment of the instruments’ specific terms and applicable authoritative guidance in FASB ASC Topic 480, “Distinguishing Liabilities from Equity” (“ASC 480”) and FASB ASC Topic 815, “Derivatives and Hedging” (“ASC 815”). Pursuant to the Company’s evaluation, the Company concluded that the public and private warrants and rights do not meet the criteria to be accounted for as liability under ASC 480. The Company further evaluated the public and private warrants and rights under “ASC
815-40,
Derivatives and Hedging — Contracts in Entity’s Own Equity” (“ASC
815-40”)
and concluded that the public warrants, private placement warrants and rights are indexed to the Company’s own stock and meet the criteria to be classified in shareholders’ deficit.
Ordinary Shares Subject to Possible Redemption
Ordinary shares subject to mandatory redemption (if any) are classified as a liability instrument and is measured at fair value. Conditionally redeemable ordinary shares (including ordinary shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, ordinary shares are classified as shareholders’ equity. The Company’s ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events. In connection with the shareholders’ vote at the Special meeting of shareholders held by the Company on June 29, 2023, 14,202,813 Class A ordinary shares were tendered for redemption for an aggregate value of $149,486,187 and distributed from the Trust Account on July 26, 2023. Accordingly, at December 31, 2023, 4,772,187 shares of Class A ordinary shares subject to possible redemption is presented, at redemption value equal to the amount held in the Trust Account, as temporary equity, outside of the shareholders’ deficit section of the Company’s consolidated
balance sheet
s
.
The Class A ordinary shares subject to possible redemption is reflected on the consolidated
balance sheet
s
at December 31, 2023 and 2022 are as follows:

Gross proceeds from initial public offering	$189,750,000
Less:
Fair value allocated to public warrants	(4,524,000)
Fair value allocated to rights	(12,948,540)
Offering costs allocated to Class A ordinary shares subject to possible redemption	(10,392,952)
Plus:
Remeasurement of Class A ordinary shares subject to possible redemption	32,883,377

Class A ordinary shares subject to possible redemption, December 31, 2022	194,767,885
Less:
Shareholder redemption of Class A ordinary shares	(149,486,187)
Plus:
Remeasurement of Class A ordinary shares subject to possible redemption	6,695,220

Class A ordinary shares subject to possible redemption, December 31, 2023	$51,976,918

The proceeds of the offering were allocated to the Class A ordinary shares and the
Public
Warrants and Rights based on their relative fair values. The Company recognizes changes in redemption value of Class A ordinary shares subject to possible redemption immediately as they occur and adjusts the carrying value of redeemable ordinary shares to equal the redemption value at the end of each reporting period. Such changes are reflected in additional paid-in
capital, or in the absence of additional capital, in accumulated deficit. On January 18, 2022, the Company recorded a remeasurement of $29,762,992, $24,385,503 of which was recorded in additional paid-in
capital and $5,377,489 was recorded in accumulated deficit, to remeasure the value of Class A ordinary shares to its redemption value. The Company has recorded an additional remeasurements of $6,695,220 and

$3,120,385 for the year ended December 31, 2023 and 2022, respectively.
Income Taxes
The Company accounts for income taxes in accordance with the provisions of ASC Topic 740, “Income Taxes” (“ASC 740”). Under the asset and liability, method as required by this accounting standard, deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the carrying amounts of assets and liabilities in the consolidated
financial statements and their respective tax basis. Deferred tax assets and liabilities are measured using enacted income tax rates expected to apply to the period when assets are realized or liability is settled. Any effect on deferred tax assets and liabilities of a change in tax rates is recognized in the operation of statement in the period that includes the enactment date. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.
ASC 740 prescribes a comprehensive model for how companies should recognize, measure, present, and disclose in their financial statements uncertain tax positions taken or expected to be taken on a tax return. Under ASC 740, tax positions must initially be recognized in the financial statements when it is more likely than not the position will be sustained upon examination by the tax authorities. Such tax positions must initially and subsequently be measured as the largest amount of tax benefit that has a greater than 50
% likelihood of being realized upon ultimate settlement with the tax authority assuming full knowledge of the position and relev ant
facts. There were
 no unrecognized tax benefits as of December 31, 2023 and 2022. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. No amounts were accrued for the payment of interest and penalties as of December 31, 2023 and 2022. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.
The Company is considered an
exempted
Cayman Islands Company and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States. As such, the Company’s tax provision was zero for the period presented.
Related Parties
Parties, which can be a corporation or individual, are considered to be related if the Company has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Companies are also considered to be related if they are subject to common control or common significant influence.
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed Federally insured limits. Exposure to cash and cash equivalents credit risk is reduced by placing such deposits with major financial institutions and monitoring their credit ratings. As of December 31, 2023 and 2022, the Company had not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Recent Accounting Pronouncements
On January 1, 2023, the Company adopted ASU
No. 2020-06,
Debt with Conversion and other Options (Subtopic
470-20)
and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic
815-40).
The new guidance eliminates the beneficial conversion and cash conversion accounting models for convertible instruments. It also amends the accounting for certain contracts in an entity’s own equity that are currently accounted for as derivatives because of specific settlement provisions. In addition, the new guidance modifies how particular convertible instruments and certain contracts that may be settled in cash or shares impact the diluted EPS computation. Adoption of the standard did not have a material impact on its financial position, results of operations or financial statement disclosure.
The Company has considered all new accounting pronouncements and has concluded that there are no new pronouncements that may have a material impact on the results of operations, financial condition, or cash flows, based on the current information.